Schedule of Investments at Amortized Cost and Fair Value (Detail) ¥ in Millions, $ in Millions	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Equity investments at fair value with readily determinable fair value, fair value	$ 609	¥ 4,200
Trading Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Other invested securities, cost or amortized cost			¥ 18,289
Other invested securities, gross unrealized gains			169
Other invested securities, gross unrealized losses			(108)
Other invested securities, fair value			18,350
Other Long-term Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, cost or amortized cost		2,000
Available-for-sale debt investments, gross unrealized gains		23
Available-for-sale debt investments, fair value	294	2,023
Available-for-sale equity investments, cost or amortized cost			2,077
Available-for-sale equity investments, gross unrealized gains			742
Available-for-sale equity investments, gross unrealized losses			(46)
Available-for-sale equity investments, fair value			2,773
Other Long-term Investments | Equity Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Equity investments at fair value with readily determinable fair value, cost or amortized cost		4,808
Equity investments at fair value with readily determinable fair value, gross unrealized gains		1,022
Equity investments at fair value with readily determinable fair value, gross unrealized loss		(827)
Equity investments at fair value with readily determinable fair value, fair value	728	5,003
Investments accounted for at fair value, cost or amortized cost		977	307
Investments accounted for at fair value, gross unrealized gains		302	14
Investments accounted for at fair value, fair value	186	1,279	321
Short-term Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, cost or amortized cost		31,939	48,666
Held-to-maturity debt investments, gross unrecognized holding gains		166	47
Held-to-maturity debt investments, gross unrecognized holding losses			(18)
Held-to-maturity debt investments, fair value	4,675	32,105	48,695
Available-for-sale debt investments, cost or amortized cost		55,520	40,139
Available-for-sale debt investments, gross unrealized gains		1,313	581
Available-for-sale debt investments, gross unrealized losses		(56)	(5)
Available-for-sale debt investments, fair value	$ 8,267	¥ 56,777	¥ 40,715